SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Number of Warrants Outstanding, Beginning	59,182
Weighted Average Exercise Price, Beginning
Aggregate Intrinsic value, Beginning
Number of Warrants Outstanding, Granted		59,182
Weighted Average Exercise Price, Granted		$ 571.50
Number of Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited/Cancelled
Number of Warrants Outstanding, Ending		59,182
Weighted Average Exercise Price, Ending		$ 571.50
Weighted Average Remaining Life In Years, Outstanding		2 years 9 months 18 days
Aggregate Intrinsic value, Ending
Number of Warrants Exercisable Ending		59,182
Weighted Average Exercise Price, Exercisable Ending		$ 571.50
Weighted Average Remaining Life In Years, Exercisable		2 years 9 months 18 days
Aggregate Intrinsic value, Exercisable Ending
Number of Warrants Outstanding, Forfeited/Cancelled
Series A Warrants [Member]
Class of Stock [Line Items]
Number of Warrants Outstanding, Beginning
Weighted Average Exercise Price, Beginning
Aggregate Intrinsic value, Beginning
Number of Warrants Outstanding, Granted	37,033
Weighted Average Exercise Price, Granted	$ 900
Number of Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited/Cancelled
Number of Warrants Outstanding, Ending	37,033
Weighted Average Exercise Price, Ending	$ 900
Weighted Average Remaining Life In Years, Outstanding	1 year 9 months 18 days
Aggregate Intrinsic value, Ending
Number of Warrants Exercisable Ending	37,033
Weighted Average Exercise Price, Exercisable Ending	$ 900
Weighted Average Remaining Life In Years, Exercisable	1 year 9 months 18 days
Aggregate Intrinsic value, Exercisable Ending
Number of Warrants Outstanding, Forfeited/Cancelled
Series A And Series B Warrant [Member]
Class of Stock [Line Items]
Number of Warrants Outstanding, Beginning	59,182
Weighted Average Exercise Price, Beginning	$ 571.50
Aggregate Intrinsic value, Beginning
Number of Warrants Outstanding, Granted
Weighted Average Exercise Price, Granted
Number of Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants Outstanding, Forfeited	(59,182)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 571.50
Number of Warrants Outstanding, Ending		59,182
Weighted Average Exercise Price, Ending
Aggregate Intrinsic value, Ending
Number of Warrants Exercisable Ending
Weighted Average Exercise Price, Exercisable Ending
Aggregate Intrinsic value, Exercisable Ending
Number of Warrants Outstanding, Forfeited/Cancelled	59,182